Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Buildings	9,881,158	7,620,784
Machinery equipment and tools	6,863,743	6,244,008
Electronic devices	125,669	96,866
Office equipment	33,438	21,054
Vehicles	245,455	324,888
Construction in progress	-	230,966
Subtotal	17,149,463	14,538,566
Less: accumulated depreciation	(4,857,249)	(4,152,824)
Total	12,292,214	10,385,742